Biological assets (Details)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
As of beginning of period	$ 16,341,000,000	$ 11,161,000,000	$ 11,161,000,000
Transfers	0	0
Purchases	1,739,000,000	894,000,000
Initial recognition and changes in the fair value of biological assets	18,368,000,000	23,703,000,000
Decrease due to harvest	46,598,000,000	47,023,000,000
Sales	(3,092,000,000)	(3,908,000,000)
Consumptions	(26,000,000)	(30,000,000)
Costs for the year	30,741,000,000	31,797,000,000
Foreign exchange gain / (loss)	(2,191,000,000)	(253,000,000)
As of end of period	15,282,000,000	16,341,000,000		$ 11,161,000,000	$ 11,161,000,000
Non-current (Production)	6,070,000,000		5,325,000,000	4,331,000,000
Current (Consumable)	9,212,000,000	11,016,000,000			6,830,000,000
Level 1 [Member] | Agricultural Business [Member] | Others [Member]
Statement [Line Items]
As of beginning of period	72,000,000	79,000,000	79,000,000
Transfers	0	0
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	(12,000,000)	(14,000,000)
Costs for the year	3,000,000	7,000,000
Foreign exchange gain / (loss)	0	0
As of end of period	63,000,000	72,000,000		79,000,000	79,000,000
Non-current (Production)	63,000,000	72,000,000			79,000,000
Current (Consumable)	0	0			0
Breeding Cattle And Cattle For Sale [Member] | Agricultural Business 1 [Member] | Level 2 [Member]
Statement [Line Items]
As of beginning of period	6,004,000,000	5,242,000,000	5,242,000,000
Transfers	0	0
Purchases	1,734,000,000	883,000,000
Initial recognition and changes in the fair value of biological assets	(300,000,000)	1,128,000,000
Decrease due to harvest	0	0
Sales	(3,082,000,000)	(3,903,000,000)
Consumptions	(14,000,000)	(16,000,000)
Costs for the year	2,689,000,000	2,686,000,000
Foreign exchange gain / (loss)	(447,000,000)	(16,000,000)
As of end of period	6,584,000,000	6,004,000,000		5,242,000,000	5,242,000,000
Non-current (Production)	5,900,000,000	5,161,000,000			4,186,000,000
Current (Consumable)	684,000,000	843,000,000			1,056,000,000
Other Cattle [Member] | Level 2 [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	100,000,000	71,000,000	71,000,000
Transfers	0	0
Purchases	5,000,000	11,000,000
Initial recognition and changes in the fair value of biological assets	23,000,000	23,000,000
Decrease due to harvest	0	0
Sales	(10,000,000)	(5,000,000)
Consumptions	0	0
Costs for the year	0	0
Foreign exchange gain / (loss)	0	0
As of end of period	118,000,000	100,000,000		71,000,000	71,000,000
Non-current (Production)	107,000,000	92,000,000			66,000,000
Current (Consumable)	11,000,000	8,000,000			5,000,000
Sown Land-crops [Member] | Level 1 [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	152,000,000	598,000,000	598,000,000
Transfers	(464,000,000)	(1,054,000,000)
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	0	0
Costs for the year	2,629,000,000	734,000,000
Foreign exchange gain / (loss)	(464,000,000)	(126,000,000)
As of end of period	1,853,000,000	152,000,000		598,000,000	598,000,000
Non-current (Production)	0	0			0
Current (Consumable)	1,853,000,000	152,000,000			598,000,000
Sown Land-crops [Member] | Level 3 [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	6,202,000,000	2,637,000,000	2,637,000,000
Transfers	464,000,000	1,054,000,000
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	12,359,000,000	18,215,000,000
Decrease due to harvest	35,801,000,000	38,575,000,000
Sales	0	0
Consumptions	0	0
Costs for the year	19,504,000,000	23,018,000,000
Foreign exchange gain / (loss)	(173,000,000)	(147,000,000)
As of end of period	2,555,000,000	6,202,000,000		2,637,000,000	2,637,000,000
Non-current (Production)	0	0			0
Current (Consumable)	2,555,000,000	6,202,000,000			2,637,000,000
Sugarcane Fields [Member] | Level 3 [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	3,811,000,000	2,534,000,000	$ 2,534,000,000
Transfers	0	0
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	6,286,000,000	4,337,000,000
Decrease due to harvest	10,797,000,000	8,448,000,000
Sales	0	0
Consumptions	0	0
Costs for the year	5,916,000,000	5,352,000,000
Foreign exchange gain / (loss)	(1,107,000,000)	36,000,000
As of end of period	4,109,000,000	3,811,000,000		$ 2,534,000,000	2,534,000,000
Non-current (Production)	0	0			0
Current (Consumable)	$ 4,109,000,000	$ 3,811,000,000			$ 2,534,000,000